Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,939	$ 18,662	$ 19,116
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,617	9,949	10,128
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,257	8,583	8,930
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 65	$ 130	$ 58